Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Operating activities
Net loss for the year	$ (63,620,232)	$ (11,846,560)	$ (2,668,254)
Items not affecting cash
Deferred income tax (recovery) expense	(3,090,208)	1,341,185	314,141
Depreciation	11,166	14,424	16,638
Amortization of right-of-use assets	101,722	106,791	121,479
Impairment of property, plant and equipment		7,441,293
Impairment of exploration and evaluation assets	63,823,478
Interest expenses on lease liability	39,502	47,379	13,330
Interest, accretion and standby fees on gold loan payable	540,709	468,308	394,371
Unrealized (gain) loss on derivative financial liabilities	(191,732)	(110,177)	18,156
Unrealized (gain) loss on gold in trust	(132,895)	6,518	35,775
Unrealized foreign exchange (gain) loss on gold loan payable	(103,700)	257,803	(11,535)
Unrealized foreign exchange (gain) loss on gold in trust	24,491	(64,920)	4,011
Unrealized gain on warrant liability	(102,787)	(520,503)	(1,747,884)
Share-based payments	810,150	1,478,100	1,870,800
Changes in non-cash working capital components
Accounts receivable and prepaid expenses	(194,169)	(103,833)	19,370
Trade and other payables	601,499	(169,206)	19,352
Net cash used in operating activities	(1,483,006)	(1,653,398)	(1,600,250)
Investing activities
Property, plant and equipment – purchase	(2,037)	(47,056)	(10,505)
Exploration and evaluation assets – costs	(799,253)	(1,681,790)	(2,784,645)
Net cash used in investing activities	(801,290)	(1,728,846)	(2,795,150)
Financing activities
Issuance of shares, net of share issue costs			11,610,581
Options exercised			564,750
Repayment of lease liabilities	(127,797)	(130,056)	(144,253)
Net cash from (used in) financing activities	(127,797)	(130,056)	12,031,078
Change in cash and cash equivalents	(2,412,093)	(3,512,300)	7,635,678
Cash and cash equivalents, beginning of year	6,658,076	10,170,376	2,534,698
Cash and cash equivalents, end of year	$ 4,245,983	$ 6,658,076	$ 10,170,376